Corporate Expenses - Schedule of Corporate Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Corporate Expenses [Abstract]
Accounting expense	$ 206,772	$ 90,147
Professional fees	74,292	45,370
Management fees		9,125
Audit fees (non-IPO related)	126,060	77,999
Legal fee (non-IPO related)	141,723
Total corporate expenses	$ 548,847	$ 222,641